SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 21, 2017	Apr. 26, 2016	Jan. 21, 2016	Jan. 21, 2015
Class of Stock [Line Items]
Stock repurchased (in shares)			1,153,136	967,199
Stock repurchased			$ 16,854	$ 13,498
Earnings Per Share Reconciliation [Abstract]
Net income		$ 20,475	$ 22,766	$ 20,017
Weighted average shares outstanding (in shares)	[1]	21,327,000	21,378,000	22,716,000
Effect of stock options (in shares)		142,000	151,000	119,000
Stock units for deferred compensation plan for non-employee directors (in shares)		121,000	115,000	112,000
Performance share units (in shares)		60,000	48,000	0
Restricted stock units (in shares)		0	35,000	233,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		21,650,000	21,727,000	23,180,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 0.96	$ 1.06	$ 0.88
Diluted (in dollars per share)		$ 0.95	$ 1.05	$ 0.86
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased					5.00%		5.00%	5.00%
Stock repurchase program, additional authorized amount						$ 5,000
Stock repurchased (in shares)		0	1,153,136	967,199
Stock repurchased		$ 0	$ 16,900	$ 13,500
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	0	30,000

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.